Income Taxes	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income Taxes
Note 11—Income Taxes
A. Income tax rate
The corporate tax rate in Israel relevant to the Company is 23%.
The Company’s subsidiaries are separately taxed under the domestic tax laws of the jurisdiction of incorporation of each entity.

B. Deferred taxes
The following table presents the significant components of the Company’s deferred tax assets and liabilities:

	December 31 2019	December 31 2020
	USD thousands	USD thousands
Deferred tax assets:
Net operating loss carryforwards	8,630	13,448
Capitalized research and development expenses	1,588	1,889
Share based compensation	987	1,084
Accrued expenses	116	151

Deferred tax assets	11,321	16,572
Valuation allowance	(11,301)	(16,557)

Deferred tax assets, net of valuation allowance	20	15

Deferred tax liabilities:
Property and equipment	(2)	—

Deferred tax liabilities	(2)	—

Net deferred taxes	18	15

Based on the available evidence, management believes that it is more likely than not that certain of its deferred tax assets relating to net operating loss carryforwards and other temporary differences in Israel will not be realized and accordingly, a valuation allowance has been recognized.
As of December 31, 2019, and 2020, the Company has not recognized a deferred tax liability in respect of an insignificant amount of undistributed earnings relating to the Company’s foreign subsidiaries, as these earning are considered indefinitely reinvested for working capital and other offshore investment needs. In the event of a distribution of those earnings in the form of dividends, a sale of the subsidiaries, or certain other transactions, we may be liable for income taxes, subject to an adjustment, if any, for foreign tax credits and foreign withholding taxes payable to certain foreign tax authorities. A determination of the unrecognized deferred tax liability related to those earnings is not practicable.

C. Income tax expense
The components of the net income (loss) before the provision for income taxes were as follows:

	Year ended December 31 2019	Year ended December 31 2020
	USD thousands	USD thousands
Israel	(19,241)	(20,004)
Foreign	208	39

Total	(19,033)	(19,965)

Income tax expense was as follows: Current:
Israel	—	—
Foreign	84	73

Total current tax expense	84	73

Deferred:
Israel	—	—
Foreign	(9)	3

Total deferred tax expense	(9)	3

Total income tax expense	75	76

D. Reconciliation
A reconciliation of the Company’s theoretical income tax expense to actual income tax expense is as follows:

	Year ended December 31 2019	Year ended December 31 2020
	USD thousands	USD thousands
Loss before income taxes as reported in the consolidated statements of operations	(19,033)	(19,965)
Statutory tax rate	23%	23%

Theoretical income tax benefit	(4,378)	(4,592)
Foreign tax rate differentials	(3)	1
Non-deductible share based compensation	245	288
Non-deductible revaluation of warrants	—	752
Currency transactions gain	(1,226)	(1,602)
Change in valuation allowance	5,385	5,256
Other differences, net	52	(27)

Actual income tax expense	75	76

E. Operating loss carryforwards
As at December 31, 2020, the Company has net operating loss carryforwards in Israel of approximately $58,472 thousand that carry forward indefinitely.
F. Accounting for uncertainty in income taxes
As at December 31, 2019 and 2020, the Company did not have any unrecognized tax benefits and does not expect that the amount of unrecognized tax benefits will change significantly within the next 12 months. The Company’s accounting policy is to accrue interest and penalties related to an underpayment of income taxes as a component of income tax expense.
G. Income tax assessments
The Company has no final income tax assessments since its inception.